CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CONDENSED CONSOLIDATED BALANCE SHEETS
Receivables allowances for chargebacks and cash discounts (in dollars)	$ 1,154	$ 950
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized shares	5,000,000	5,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	100,000,000	100,000,000
Common stock, issued shares	29,030,757	16,079,902
Common stock, outstanding shares	28,996,956	16,060,996
Treasury stock, shares	33,801	18,906